Trade payables and customer advances (Tables)	12 Months Ended
Dec. 31, 2025
Trade Payables and Customer Advances [Abstract]
Summary of Breakdown for Trade Payables and Customer Advances
The following table presents a breakdown for trade payables and customer advances.

	At December 31,
(€ thousands)	2025	2024
Trade payables	256,130	248,605
Customer advances	70,115	61,166
Total trade payables including customer advances	326,245	309,771